Basis of preparation (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 uSD / gBP	Jun. 30, 2025 € / gBP uSD / gBP	Dec. 31, 2024 uSD / gBP	Dec. 31, 2024 € / gBP uSD / gBP	Jun. 30, 2025 € / gBP	Dec. 31, 2024 € / gBP
Basis of preparation [Abstract]
Average exchange rate	1.30	1.19	1.27	1.17
Closing exchange rate	1.37	1.37	1.26	1.26	1.17	1.18